Issued Capital	12 Months Ended
Dec. 31, 2022
Disclosure Of Issued Capital Text Block Abstract
ISSUED CAPITAL

NOTE 27. ISSUED CAPITAL

(a)	Share Capital

	December 31, 2022		December 31, 2021		December 31, 2020
	Number of shares	A$	Number of shares	A$	Number of shares	A$

Ordinary Shares fully paid	20,524,754	89,689,805	9,329,420	48,144,406	6,513,671	32,089,997

(b)	Movements in ordinary share capital

	Company
	Number of Shares	A$
January 1, 2020	3,377,386	18,902,029
Issue of shares for cash	1,643,406	7,121,283
Issue of shares for conversion of debt	988,408	4,122,562
Issue of shares for services	4,471	23,249
Issue of shares for acquisition of shares in subsidiary companies	500,000	2,060,000
Legal expenses in respect of issuance of shares	-	(139,126)
December 31, 2020	6,513,671	32,089,997
Issue of shares for services	20,512	97,282
Issue of shares for cash	2,795,237	16,019,301
Legal expenses in respect of issuance of shares	-	(62,174)
December 31, 2021	9,329,420	48,144,406
Issuance of shares for execution of share options	2,200,000	5,082,000
Issuance of shares for cash	7,822,771	31,424,160
Issuance of shares on conversion of debts	1,172,563	5,039,239
December 31, 2022	20,524,754	89,689,805

There is only one class of share on issue being ordinary fully paid shares. Holders of ordinary shares are treated equally in all respects regarding voting rights and with respect to the participation in dividends and in the distribution of surplus assets upon a winding up. The fully paid ordinary shares have no par value.

During the year 2020, the details of shares movements are as below:

Issue of shares for cash

On February 24, 2020, the Company issued 158,730 shares at a share price of US$6.30 per share for a total subscription amount of US$1,000,000 (or about A$1,514,284). The proceeds from this sale of shares were used for repaying debts and working capital in the Company.

On May 12, 2020, the Company issued 126,984 shares as a result of the exercise of the warrants referred to (d) below.

On September 15, 2020, the Company issued 450,000 shares at a share price of US$3.00 per share for a total subscription amount of US$1,350,000 (or about A$1,845,000). The proceeds from this sale of shares were used for the Company’s operations and working capital.

On December 2, 2020, the Company issued 600,000 shares at a share price of US$3.00 per share for a total subscription amount of US$1,800,000 (or about A$2,442,000). The proceeds from this sale of shares are intended to be used for working capital purposes and development of existing and new business.

On December 21, 2020, the Company issued 307,692 shares at a share price of US$3.25 per share for a total subscription amount of US$1,000,000 (or about A$1,319,999). The proceeds from this sale of shares were intended to be used for the new product design for the filter business.

Issue of shares on conversion of debt

On July 25, 2020, the Company issued 700,000 shares at a share price of US$3.00 per share for payment of debt in total of HK$16,380,000 (equivalent to about US$2,100,000 or about A$2,940,000).

On October 6, 2020, the Company issued 241,667 shares at a share price of US$3.90 per share for payment of debt in total of HK$5,655,000 (equivalent to about A$1,007,751).

On October 6, 2020, the Company issued 46,741 shares for US$125,852 (equivalent to about A$174,811) in interest payment on the Convertible Notes.

Issue of shares for services

On September 15, 2020, the Company issued 4,471 shares at a share price of US$3.81 per share for a total payment of US$17,035 (equivalent to about A$23,249) to a consultancy company for technical support services.

Issue of shares for acquisition of subsidiary company

On September 17, 2020, the Company issued a total of 500,000 shares at a price of US$3.00 per share for a total payment of US$1,500,000 (equivalent to about A$2,060,000) for the acquisition of 51% equity interest in Sunup Holdings Limited.

During the year 2021, the details of shares movements are as below:

Issue of shares for services

On February 2, 2021, the Company issued 17,744 ordinary shares at a share price of US$3.6125 per share for a total of US$64,100 (or about A$84,106) to employees for performance remuneration.

On February 5, 2021, the Company issued 2,768 ordinary shares at a share price of US$3.6125 per share for a total of US$10,000 (or about A$13,176) to a consultant for provision of accounting and administrative services.

Issue of shares for cash

On February 22, 2021, the Company entered into a Securities Purchase Agreement for the sale of 625,000 shares of the Company to an investor at a price of US$4.00 per share for US$2,500,000 (approximately A$3,162,500). The Company intends to use the net cash proceeds for working capital and development of existing and new businesses.

On March 4, 2021, the Company entered into subscription agreements in a private placement with twelve investors outside the United States to subscribe a total of 573,350 shares in the Company at a price of US$4.00 per share for a total of US$2,293,400 (approximately A$2,964,220). The Company intends to use the net cash proceeds for building out manufacturing infrastructure and working capital.

On March 23, 2021, the Company entered into a Securities Purchase Agreement for the sale of 708,000 shares of the Company at a price of US$6.50 per share for US$4,602,000 (approximately A$6,046,320) generating net cash proceeds of approximately US$4,577,000 (approximately A$6,013,000) after deducting estimated expenses in connection with the offering. The Company intends to use the net cash proceeds for developing its current businesses, corporate expenditures and general corporate purposes.

On July 6, 2021, the Company entered into three Securities Purchase Agreements for the total sale of 888,887 ordinary shares of the Company at a price of US$3.15 per share for a total net cash proceeds of approximately US$2,765,000 (approximately A$3,846,261) after deducting estimated expenses in connection with the offering. The Company intends to use the net cash proceeds for the purchase of equipment for the Company’s electronic glass business and working capital.

During the year 2022, the details of shares movements are as below:

Issue of shares for services

On August 23, 2022, the Company issued 2,200,000 ordinary shares at a share price of US$1.59 for a total of US$3,498,000 (or about A$5,082,000) to consultants.

Issue of shares for cash

In March 2022, the Company issued 698,888 shares at a share price of US$4.50 per share for a total subscription amount of US$3,145,000 (or about A$4,242,861). The proceeds from this sale of shares were used for the expansion of the lamination plant in USA, air filter operation, investment in new projects and working capital.

In April 2022, the Company issued 732,900 shares at a share price of US$4.50 per share for a total subscription amount of US$3,298,060 (or about A$4,422,963). The proceeds from this sale of shares were used for the expansion of the lamination plant in USA, air filter operation, investment in new projects and working capital.

On June 29, 2022, the Company issued 646,173 shares at a share price of US$4.50 per share for a total subscription amount of US$2,907,786 (or about A$4,219,510). The proceeds from this sale of shares were used for the company’s operation and working capital.

In August 2022, the Company issued 952,381 shares at a share price of US$1.26 per share for a total subscription amount of US$1,200,000 (or about A$1,723,809). The proceeds from this sale of shares were used for the company’s operation and working capital.

On September 13, 2022, the Company issued 1,587,301 shares at a share price of US$1.26 per share for a total subscription amount of US$2,000,000 (or about A$2,904,761). The proceeds from this sale of shares were used for the company’s operation and working capital.

Issue of shares on conversion of debt

On January 10, 2022, the Company issued 3,205,128 ordinary shares as a result of the conversion of US$10 million convertible promissory note dated January 3, 2022.

On January 19, 2022, the Company issued 664,871 ordinary shares as a result of the conversion of HK$14 million convertible promissory note dated January 20, 2020.

On April 13, 2022, the Company issued 507,692 ordinary shares as a result of the conversion of US$1.65 million convertible promissory note dated August 6, 2020.

Subsequent to the year end to the date of this report, the details of shares movement are as below:

On February 16, 2023, the Company issued 163,053 ordinary shares at a share price of US$0.65 for a total of US$105,984 (or about A$153,270) to consultants.

(c)	Convertible Notes

During the year 2020, the details of convertible notes movements are as below:-

On January 20, 2020, the Company entered into a Convertible Note Purchase Agreement for an investor to purchase from the Company a 10% convertible promissory note (“the Note”) in the principal amount of HK$14 million (or about A$2.6million or about US$1.8million) maturing in two (2) years from the date of the agreement. During the year the Company paid a total of US$125,852 (or equivalent to about A$174,811) in interest by issuance of 46,741 shares in the Company. Subsequent to the balance sheet date, on January 19, 2022 the noteholder converted the Note into a total of 664,871 shares in the Company.

On August 6, 2020, the Company entered into a convertible note purchase agreement for Nextglass Technologies Corp. to purchase from the Company a convertible promissory note (the “NGT Note”) in the principal amount of USD1,650,000 maturing in two (2) years from the date of the agreement. The NGT Note is interest free, non-secured, and each of the Company and noteholder has the right to convert the NGT Note into shares in the Company at a price of US$3.00 per share, subject to adjustment, over the term of the NGT Note. Subsequent to the balance sheet date, the noteholder has converted the NGT Note into 507,692 shares in the Company.

During the year 2022, the details of convertible notes movements are as below:-

On January 3, 2022, the Company entered into convertible note purchase agreements with 8 individual investors raising a total of US$10 million (or about A$13,910,256) by the issuance of US$10 million convertible notes (“Note”). The Note bears interests at 6% per annum maturing in 2 years from the date of issuance of the Note. The holder of the Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$3.12 per share, subject to adjustment, over the term of the Note. Under the Note, the holder of the Note cannot convert the shares in the Company if such conversion would take the noteholder over 4.99% shareholding in the Company. On the same date, the notes were converted and a total of 3,205,128 shares were issued.

From July to December 2022, the Company entered into a number of Subscription Agreements (“Subscription Agreements”) for US$5.5 million (or about A$8,125,094) where each Subscriber will subscribe to a convertible note (“Note”). The Note is interest free, unsecured and convertible into shares of eGlass Technologies Ltd. (“eGlass”), a then subsidiary of the Company, on the date eGlass receives notice from the Australian Stock Exchange (“ASX”) that it will be admitted to the official list of ASX, at a conversion price equal to 25% discount to the IPO Price. However, if by the first anniversary of the date of the Agreement, eGlass has not received notice from ASX that it will be admitted to the official list of ASX, all Notes will convert to shares of the Company based on then 30-day VWAP multiplied by 90%.

In addition, each Subscriber shall receive warrants (“Warrant”) equal to the amount of the Note. Each Warrant can subscribe, provided that eGlass is listed on the ASX, for one share in eGlass at the IPO Price for a period of one year after the IPO. The Warrants are assignable and transferable prior to the IPO. If eGlass is not listed on the ASX, the Warrants will automatically expire.

(d)	Warrants

During the year 2020, the details of warrants movements are as below:-

On February 20, 2020, the Company entered into a Securities Purchase Agreement for the sale of 158,730 ordinary shares of the Company and warrants (“Warrants”) to purchase up to 126,984 ordinary shares. The Warrants were exercisable for the period of 12 months from the date of issuance, at an exercise price of US$10.50 per share. If the volume weighted average price (“VWAP”) of the Company’s ordinary shares on the trading day immediately prior to the exercise date is less than US$10.50, then the Warrants may be exercised at such time by means of a cashless exercise where each Warrant exercised would receive one share without any cash payment to the Company. On May 12, 2020, all the Warrants were exercised by means of a cashless exercise.

During the year 2022, the details of warrants movements are as below:-

On January 3, 2022 in connection with the sale of the convertible note, the Company issued to the noteholders warrants to purchase up to 2,139,032 shares raising an additional US$8 million if all the warrants are exercised. The warrants are for a term of 2 years from the date of the convertible notes and can be exercised at US$3.74 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 4.99% shareholding in the Company.

In connection with the private placements in August and September 2022, the Company issued to the shareholders warrants to purchase a total of 2,539,682 shares raising an additional US$3.2 million, if all the warrants are exercised. The warrants are for a term of 2 years from the date of the Agreement and can be exercised at US$1.26 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 4.99% shareholding in the Company.

(e)	Options

On August 17, 2022, the Company filed in accordance with the requirements under the Securities Act of 1933, as amended, in order to register 2,200,000 ordinary shares, no par value per share, issuable pursuant to the Integrated Media Technology Limited 2021 Employee Share Option Plan adopted by the Board of Directors of the Company.

2020 Employee Share Option Plan

In August 2020, an Employee Share Option Plan (“2020 ESOP”) was approved and established by the board. The 2020 ESOP is available to employee, consultants and eligible persons (as the case may be) of the Company as the board may in its discretion determine. The total number of the shares which may be offered by the Company under the 2020 ESOP shall not at any time exceed 5% of the Company’s total issued shares when aggregated with the number of shares issued or that may be issued as a result of offers made at any time during the previous 3-year period. The shares are to be issued at a price determined by the board. The options are to be issued for no consideration. The exercise price, duration and other relevant terms of an option is to be determined by the board at its sole discretion.

In September 2020, the Company, subject to shareholders” approval, granted options to subscribe up to 261,000 ordinary shares for employees, directors and consultants under the 2020 ESOP. This term of the option is two years and have vesting period of the option holder over a two year vesting period. The exercise prices will range from US$3.50 to US$3.70 per share. Each option when exercised will entitle the option holder to one ordinary share in the Company. Options will be able to be exercisable on or before an expiry date, will not carry any voting or dividend rights and will not be transferable except on death of the option holder. In September 2021 these options and the 2020 ESOP were cancelled by the Board.

2021 Employee Share Option Plan

In December 2021, the Company approved a new Employee Share Option Plan (“2021 ESOP”). The 2021 ESOP is available to employee, consultants, and eligible persons (as the case may be) of the Company [upon determined by the Remuneration Committee or other body/ person as determined by the Board] and at the absolute discretion of the Board. The 2021 ESOP is valid for 10 years term. The shares are to be issued at a price determined by the Board. The options are to be issued for no consideration. The exercise price, duration and other relevant terms of an option is to determine by the Board at its sole discretion. The total number of the shares which may be offered by the Company under the ESOP shall not at any time exceed 20% of the Company’s total issued shares when aggregated with the number of shares issued or that may be issued as a result of offers made at any time during the previous 3-year period, the limit imposed under the Australian Securities and Investments Commission Class Order 14/1001.

As at December 31, 2022, the Company had no employee share option issued and outstanding in respect to the 2021 ESOP.